Accounting Policies and Practices - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 01, 2021
Accounting Policies And Practices [Line Items]
Cash and cash equivalents	$ 372		$ 372	$ 506
Allowance for expected credit losses	5		$ 5	15		$ 0
Foreign exchange gains (losses)	$ 4	$ 9		$ 2	$ 2
Business combination tax receivable agreement percentage of benefit deemed to realize			85.00%
Minimum percentage of unrecognized tax benefit likely to be realized			50.00%
ASU 2020-04
Accounting Policies And Practices [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]	true		true
Change in accounting principle, accounting standards update, adoption date	Mar. 12, 2020		Mar. 12, 2020
Change in accounting principle, accounting standards update, immaterial effect [true false]	true		true
ASU 2020-08
Accounting Policies And Practices [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]	true		true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2021		Jan. 01, 2021
Change in accounting principle, accounting standards update, immaterial effect [true false]	true		true
ASU 2021-08
Accounting Policies And Practices [Line Items]
Change in Accounting Principle, Accounting Standards Update, Early Adoption [true false]	true		true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2021		Jan. 01, 2021